SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 29, 2022 USD ($)	Feb. 17, 2022 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2024 ₪ / shares	Dec. 31, 2024 USD ($)	Apr. 29, 2022 ₪ / shares shares
Inventory write-offs included in cost of revenues			$ 952	$ 1,201	$ 397
Property Plant And Equipment Reduction To Cost And Accumulated Depreciation			21,700
Capitalized Implementation Costs			2,350	200
Provision for estimated sales returns, credits, stock rotations and other customer rights			5,275	3,345
Governmental grants received			$ 42	430	1,354
Accounts receivable, net of allowance for credit losses				174			$ 53
Percentage of defined contribution plan			33.00%
Defined contribution plan administrative expense			$ 260	285	322
Percentage of employees' gross pay for employer contributes			6.00%
Annual grants of restricted stock			$ 5,000	5,000	7,725
Bank deposits, weighted-average duration of deposits			1 year 5 months 8 days
Bank deposits, weighted-average time to maturity			1 year 1 month 13 days
Outstanding currency forwards contracts							47,858
Derivative Profts Related To Cost Of Revenue			$ 86
Derivative Profts Related To Operating Expenses			449
Derivative Expense Related To Cost Of Revenue			584	318
Derivative Expense Related To Operating Expenses			4,215	2,477
Severance expenses			$ 4,925	$ 5,108	$ 5,067
Anti-dilutive shares excluded from computation of earnings per share amount | shares			893,089	2,003,939	4,341,401
Share-based compensation expenses			$ 26,027	$ 34,022	$ 27,353
Amortization of deferred contract costs				13,729			12,754
Deferred commission costs capitalized			20,228	23,008
Deferred revenues recognized			$ 129,692	$ 127,917
Percentage of outstanding deferred revenue recognized during the period			64.00%	59.00%
Period of remaining service of deferred revenue			5 years
Remaining performance obligations							352,465
Percentage of remaining performance obligation that will be recognized as revenue over the next twelve months to total remaining performance obligation as of balance sheet date			54.00%
Expected period of benefit			3 years 2 months 15 days
Other receivables and prepaid expenses							1,163
Other payables and accrued expenses							$ 1,213
SecurityDam Ltd [Member]
Cash consideration		$ 30,000
Skyawk [Member]
Cash consideration			$ 35,000
Share-based compensation expenses			$ 5,802
Series A Preferred Stock [Member] | Skyawk [Member]
Preferred shares issued | shares								31,210,708
Preferred shares par value | ₪ / shares						₪ 0.001		₪ 0.001
Cash consideration	$ 35,000
Price per share | ₪ / shares								₪ 1.12
S and P rating, A- or higher [Member]
Marketable securities, rating of investment portfolio percentage							90.00%
S and P rating, BBB or BBB+ [Member]
Marketable securities, rating of investment portfolio percentage							10.00%
The United States [Member] | Debt Securities [Member]
Marketable securities, percentage of portfolio distribution							87.00%
Europe [Member] | Debt Securities [Member]
Marketable securities, percentage of portfolio distribution							4.00%
Other [Member] | Debt Securities [Member]
Marketable securities, percentage of portfolio distribution							9.00%
Minimum [Member]
Customer support contracts, support period			1 year
Maximum [Member]
Customer support contracts, support period			3 years
Bank deposits, maximum contractual term			3 years